Capital Stock - Activity for Restricted and Performance Stock Units (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)	1,413
Granted (in shares)	1,950
Vested and released (in shares)	(607)
Forfeited (in shares)	(39)
Outstanding at end of period (in shares)	2,717	1,413
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Outstanding at beginning of period (in dollars per share)	$ 26.71
Weighted Average Grant Date Fair Value, Granted (in dollars per share)	11.20	$ 28.93	$ 23.36
Weighted Average Grant Date Fair Value, Vested and released (in dollars per share)	25.01
Weighted Average Grant Date Fair Value, Forfeited (in dollars per share)	16.15
Weighted Average Grant Date Fair Value, Outstanding at end of period (in dollars per share)	$ 16.11	$ 26.71
Award vesting period	3 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding at beginning of period (in shares)	576
Granted (in shares)	769
Vested and released (in shares)	(1)
Forfeited (in shares)	(123)
Outstanding at end of period (in shares)	1,221	576
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Outstanding at beginning of period (in dollars per share)	$ 25.22
Weighted Average Grant Date Fair Value, Granted (in dollars per share)	11.04	$ 27.54	$ 23.03
Weighted Average Grant Date Fair Value, Vested and released (in dollars per share)	27.24
Weighted Average Grant Date Fair Value, Forfeited (in dollars per share)	23.35
Weighted Average Grant Date Fair Value, Outstanding at end of period (in dollars per share)	$ 16.48	$ 25.22
Award vesting period	3 years
Minimum Performance Factor	0.00%
Maximum Performance Factor	200.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Target Percent	100.00%
Negative Total Shareholder Return (TSR), Maximum Performance Factor	100.00%